INTANGIBLE ASSETS AND GOODWILL - Finite useful lives (Details)	12 Months Ended
Dec. 31, 2017
Customer relationships | Minimum
Disclosure of detailed information about intangible assets [line items]
Estimated useful life	3 years
Customer relationships | Maximum
Disclosure of detailed information about intangible assets [line items]
Estimated useful life	10 years
Roaming agreements
Disclosure of detailed information about intangible assets [line items]
Estimated useful life	12 years